UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A/A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 [X]

Pre-effective Amendment No. 1
Post-effective Amendment No.___

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940 [X]

     Amendment No. 1

(Check appropriate box or boxes)

   Bw Total Return Fund
         (Exact Name of Registrant as Specified in Charter)

   336 Cumberland Street, Lebanon, Pennsylvania__ ___17042_____
         (Address of Principal Executive Offices)           (Zip Code)

Registrant's Telephone Number, including Area Code 717 273-8441

   Bw Total Return Fund,at Principal Executive Offices
      (Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering   October 1,2007

It is proposed that this filing will become effective (Check Appropriate Box):
     [   ] immediately upon filing pursuant to paragraph (b)
     [   ] on (date) pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on (date) pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on (date) pursuant to paragraph (a)(2) of rule 485
     [X] on such date as the Commission may determine, having due regard to the public interest and the protection of investors.
If appropriate, check the following box:
     [   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Form N-1A is to be used by open-end management investment companies, except insurance company separate accounts and small business investment companies licensed under the United States Small Business Administration, to register under the Investment Company Act of 1940 and to offer their shares under the Securities Act of 1933.The Commission has designated Form N-1A to provide investors with information that will assist them in making a decision about investing in an investment company eligible to use the Form. The Commission may also use the information provided on Form N-1A in its regulatory, disclodure review, inspection, and policy making roles.

A Registrant is required to disclose the information specified by Form N-1A, and the Commission will make this information public. A Registrant is not required to respond to the collection of information contained in Form N-1A unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 5th Street, N.W., Washington, D.C. 20549-6009. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. 3507.

PART A: INFORMATION REQUIRED IN A PROSEPCTUS

Bw Total Return Fund

Prospectus Dated October 1, 2007

The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities or passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Introduction

The Bw Total Return Fund is a registered investment company. More specifically it is an open-end, non-diversified management company. This means that the Fund issues new shares and redeems shares continually, and that the Fund's portfolio of securities consists of less than twenty issues.

Before October 1, 2007 the Fund was operated as a 103-12 Account, an account operated for the benefit of two or more unrelated retirement plan sponsors. The securities held by the Fund on October 1, the number of shares outstanding, and the NAV (net asset value), are based on the 103-12 Account at the close of the NYSE (New York Security Exchange) on September 30, 2007.

The shares of the Bw Total Return Fund MAY ONLY BE PURCHASED OR UTILIZED by (a) a pension or profit sharing plan which meets the requirements for qualification under section 401 of the Internal Revenue Code of 1986, or (b) a tax-deferred arrangement under sections 403(b) or 457 of the Internal Revenue Code of 1986.

Investment objective/goals

The investment objective of the Fund is long-term capital appreciation.

Investment Strategy

The investment strategy is the means by which the Fund plans to reach its investment objective.

The Fund is a "Model Portfolio". The Fund has purchased the use of the S&P Total Return Model Portfolio. S&P (Standard & Poor's) is the provider of the Model; S&P is independent of the Fund and the Fund's investment adviser. S&P has developed the strategy and S&P security analysts choose the issues to be included in the portfolio. The investment adviser purchases and sells issues as directed by S&P.

The Fund invests in common stock issues that provide a total return from dividend payments and from appreciation of the share price. To enter the portfolio a stock must have a current yield (dividend paid as a percentage of current share price) at least 30% greater than that of the S&P500 index. The company must not have cut its dividend in the last five years, and that dividend must be secure in the opinion of the analyst who follows the stock.

The stock must be ranked four- or five-STARS (S&P's Stock Appreciation Ranking System), an evaluation of potential price increase over the next 12-month period, to enter the portfolio. Any stock downgraded to one- or two-STARS will be removed from the portfolio.

The portfolio will consist of fifteen companies in a variety of market segments.

Risk

There is a risk that you will lose money - the possibility that your shares will be worth less when you redeem or withdraw them than when you purchased them. There are four types of risk you assume when holding shares in the Bw Total Return Fund:

Asset class risk

The common stocks in the fund may under perform the returns of other classes of stock or fixed income securities.

Non-diversification risk

A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

Issuer risk

The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, corporate restructuring, and reduced demand for the issuers goods or service.

Market risk

The Fund will react to security market movements. The value of a security may decline due to general market conditions or economic trends or events that are not specifically related to a company. Generally equity securities (common stock) have greater volatility than fixed-income (bonds, debt) securities.

Performance Information

The Fund's inception date is October 1, 2007. Annual performance of the fund will become available after the first year of operation. As an indication of performance and risk, the following chart shows the performance for the S&P Total Return Model portfolio reduced by the expense charges applicable to the Bw Total Return Fund.

The actual performance of an individual participant in the Fund will differ from the S&P Model portfolio. The timing or dates when shares are purchased - whether shares are purchased when the market price of a security is below or above its average market price - will affect an individual participant's return.

Fee Table

This table describes the annual fees and expenses that you may pay if you buy and hold shares of the Fund.

Maximum sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	0.0%
Maximum Deferred Sales Charge (Load)	0.0%
Redemption Fee	0.0%
Exchange Fee	0.0%
Management Fee	0.55%
Other Expenses	0.0%
Total Annual Fund Operating Expenses	0.55%

Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating costs remain the same. Although your actual costs may be higher or lower, based on these assumptions your cost would be:

1 year	3 years	5 years	10 years
$ 57.75	$ 181.02	$ 315.44	$ 707.09

The Fund has no redemption charge; there is no cost difference between holding shares or redeeming shares at the end of the illustrated periods.

Management

The Investment Adviser to the Fund is:

BenefitWorks, Inc.
336 Cumberland Street
Lebanon, PA 17042

BenefitWorks, Inc. has served as the adviser to the Total Return Portfolio since December, 2001, while the Fund was considered a 103-12 Account. ("103-12" refers to a section of the IRS Code; prior to September 1, 2007 the legal name of BenefitWorks, Inc. was Trefsgar & co., inc.)

The principal services the adviser provides the Fund are the purchase of securities as recommended by S&P (provider of the Total Return Model), fund accounting including calculation of the daily share net asset value, and the issuing and redemption of Fund shares.

The compensation to the investment adviser is 1/365th of .0055 (.0000150685) based on total fund assets on the closing of the trading market (NYSE) of every day. A discussion regarding the basis for the board of directors approving any investment advisory contract of the Fund will be available in the Fund's annual report.

The Fund does not have a portfolio manager as the portfolio's composition is determined by a team of security analysts employed by S&P (Standard & Poor's). S&P has provided security analytical services for more than fifty years, and is wholly owned by the McGraw-Hill Companies.

Shareholder Information

Pricing of Fund Shares

The price of Fund shares is based on the Fund's net asset value (NAV). Net asset value is determined by dividing the number of shares issued and outstanding into the total market value of the portfolio.

The securities within the portfolio are valued at their market value at the close of the trading day, currently 4 PM. A valuation will not occur on days when the New York Stock Exchange is not open, or on the day following Thanksgiving Day.

The price at which a purchase or redemption is effected is based on the next calculation of net asset value after the order is placed.

Purchase and Redemption of Shares

Shares are purchased and redeemed by the trustees of IRS qualified retirement plans directly from Fund based on instructions given to the plan administrator by the plan participants. A RETIREMENT PLAN PARTICIPANT MAY NOT PURCHASE OR REDEEM SHARES DIRECTLY FROM THE FUND. A participant's plan may permit participant initiated changes in the participant's investment choices, contribution rates, or rebalancing of account balances. Participants should refer to their plan Summary Description booklet or speak with the plan administrator to learn how to effect investment or contribution changes, receive distributions, designate beneficiaries, etc.

When a plan participant terminates service with a plan sponsor and requests a permissible distribution, the distribution will be in cash, not in Fund shares.

Interest, Dividends, and Capital Gains

Under qualified retirement plans, interest paid on cash or fixed income investments, dividends paid based on corporate stock ownership, and capital gains from the sale of appreciated securities are not distributed, but remain in the fund, increasing the NAV (net asset value).

Frequent Purchases and Redemptions of Fund Shares

The frequency of share purchases will be determined by the timing of payroll deduction of participant contribution, the timing of employer contributions, and the timing of payroll data sent to the plan administrator by the plan sponsor. Share redemptions will occur as participants transfer funds from one investment choice to another, and on participant in-service withdrawals and termination of employment. There are no restrictions by the Fund or fees for either purchase or redemption. Note however, that a plan sponsor may, under terms of the retirement plan, place restrictions on the frequency and timing of redemptions.

Financial Highlights

The Financial highlights table is intended to help you understand the Fund's financial performance for the past 5 years or, if shorter, the period of the Fund's operations). The Fund commenced operations, as a registered investment company (mutual fund), on October 1, 2007.

Fund Assets, Beginning of Period	$2,005,855.
Shares Outstanding	107,660.634
Net Asset Value, Beginning of Period	$18.631

Supplemental Information

Portfolio holdings on October 1, 2007

Issue	Shares	Cost/Market Value
Abbot Labs	2,643	$132,066
Allstate Corporation	2,053	117,411
Altria Group, Inc.	1,635	113,682
Bank of America Corporation	2,487	125,021
Chevron Corporation	1,513	141,587
Chubb Corporation	2,470	132,491
Coca Cola Company	2,678	153,905
Exxon Mobil Corporation	1,683	155,778
FPL Group, Inc.	2,294	139,659
Home Properties, Inc.	2,241	116,935
McDonalds Corporation	2,565	139,716
Microchip Technology, Inc.	3,661	132,968
Oneok Inc.	3.065	145,281
Regions Financial Corporation	3,595	105,981
Sensient Technologies Corp	5,205	150,268

		$2,002,748

Cash		$3,107

Total Assets		$2,005,855

Copies of the Prospectus, SAI (Statement of Additional Information), and recent shareholder reports can be found on our website at www.BenefitWorks.com. For more detailed information about the Trust and shares of the Fund, you may request a copy of the SAI. The SAI provides detailed information about the Fund, and is incorporated by reference into this Prospectus. This means that the SAI, for legal purposes, is a part of this Prospectus.

Additional information about the Fund's investments will be available in the Trust's Annual or Semi-Annual reports to shareholders. The Trust's annual report will include a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year.

If you have any questions about the Fund or shares of the Trust or you wish to obtain the SAI, Semi-Annual or Annual report (as soon as they become available) free of charge, please:

Call:	1-800-931-3144
(toll free)	Monday through Friday
8:00 a.m. to 5:00 p.m. (Eastern Time)

E-mail:	Bwfunds@BenefitWorks.com

Write:	Bw Total Return Fund
c/o BenefitWorks, Inc.
336 Cumberland Street
Lebanon, PA 17042

Information about the Fund (including the SAI) can be reviewed and copied at the SEC's Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-551-8090. Reports and other information about the Fund are available on the EDGAR Database on the SEC's website at www.sec.gov, and copies of this information may be obtained, after paying a duplication fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing to the Public Reference Section of the SEC Washington, D.C. 20549-0102.

No person is authorized to give any information or to make any representations about any Fund and its shares not contained in this Prospectus and you should not rely on any other information. Read and keep the Prospectus for future reference.

Investment Company Act File No.: 0001412499

PARTB. INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Bw Total Return Fund

Statement of Additional Information: October 1, 2007

Related to the Fund Prospectus: October 1, 2007

This Statement of Additional Information is not a Prospectus.
A Prospectus may be requested from BenefitWorks, Inc. by:

phone:	(717) 273-8442 or (800) 931-3144
e-mail:	bwfunds@benefitworks.com
mail:	Bw Funds 336 Cumberland Street Lebanon, PA 17042

Note: The numbering of the items within the SAI corresponds to the numbers with in SEC Form N-1A

Item 10. Fund History

The Fund was organized as a Trust in the Commonwealth of Pennsylvania, effective October 1, 2007.

During the 5-years prior to the effective date, the Fund was organized as a 103-12 Account. The Account was operated for the purpose of investing assets contributed by two or more qualified retirement plans. As a 103-12 Account, the account filed an annual audited report with the Department of Labor. The Total Return portfolio was one of eighteen portfolios under a common trust, the Trefsgar & co. Retirement Trust.

On September 1, 2007, Trefsgar & co., inc. amended its charter, changing its name to BenefitWorks, Inc.

Item 11. Description of the Fund and its Investment Risks

  (a) Classification: the Fund is an open-end, non-diversified, management investment company.

  (b) Investment Strategies and Risk

  The Fund is a "Model Portfolio". The Fund has purchased the use of the S&P Total Return Model Portfolio. S&P (Standard & Poor's) is the provider of the Model; S&P is independent of the Fund and the Fund's investment adviser. S&P has developed the strategy and chooses the issues to be included in the portfolio. The investment adviser purchases and sells issues as directed by S&P.

  The Fund invests in common stock issues that provide a total return from dividend payments and from appreciation of the share price. To enter the portfolio a stock must have a current yield (dividend paid as a percentage of current share price) at least 30% greater than that of the S&P500 index. The company must not have cut its dividend in the last five years, and that dividend must be secure in the opinion of the analyst who follows the stock.

  The stock must be ranked four- or five-STARS (S&P's STock Appreciation Ranking System, an evaluation of potential price increase over the next 12-month period) to enter the portfolio. Any stock downgraded to one- or two-STARS will be removed from the portfolio.

  The portfolio will consist of fifteen companies in a variety of market sectors.

  There is a risk that you will lose money - that your shares will be worth less when you redeem or withdraw them than when you purchased them. There are four types of risk you assume when holding shares in the Bw Total Return Fund:

  The common stocks in the fund may under perform the returns of other classes of stock or fixed income securities.

  A non-diversified fund generally may invest a larger percentage of its assets in the securities of a smaller number of issuers. As a result, the fund may be more susceptible to the risks associated with these particular companies, or to a single economic, political or regulatory occurrence affecting these companies.

  The value of a security may decline for a number of reasons, which directly relate to the issuer, such as management performance, financial leverage, corporate restructuring, and reduced demand for the issuers goods or service.

  The Fund will react to security market movements. The value of a security may decline due to general market conditions or economic trends or events that are not specifically related to a company. Generally equity securities (common stock) have greater volatility than fixed-income (bonds, debt) securities.

  (c) Fund Policies

    (1) The Fund will NOT:

      (i) Issue senior securities;

      (ii) Borrow money, however a debit balance (margin) may occur in the Fund due to delays (T-3 rule) in receiving the proceeds from sold securities, or a temporary debit balance due to Fund redemptions;

      (iii) Underwrite securities;

      (iv) Concentrate investments in a particular industry or group of industries;

      (v) Purchase or sell real estate or commodities;

      (vi) Make loans; or

      (vii) Change the Funds investment policy without shareholder approval.

    (2) Shareholder approval is necessary to change any of the policies listed under (c)(1) above.

    The vote of a majority of the outstanding voting securities of the Fund means the vote, at the annual or special meeting of the trust duly called, (A) of 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy; or (B) of more than 50% of the outstanding voting securities of the trust, whichever is less.

  (d) Temporary Defensive Position

       Not applicable

  (e) Portfolio Turnover

       Not applicable in the Fund's first year of operation

  (f) Disclosure of Portfolio Holdings

  There are no restrictions on disclosure of portfolio holdings. This information is available at any time from the investment adviser. There are no restrictions on the use of this information.

  The information is available on the BenefitWorks website, under the Link to the Bw Funds.

Item 12. Management of the Fund

Information about Trustees (Directors): The first term (1 year) of the trustees begins October 1, 2007. Trustees are nominated annually and submitted to shareholders for ratification at the annual meeting.

Interested Persons:

Robert J. Heerdt, age 76 336 Cumberland Street Lebanon, PA 17042	Portfolio Manager, past 5 years Vice President, Investments BenefitWorks, Inc.
Robert Heerdt is a principal in the firm BenefitWorks, Inc., engaged in employee benefit consulting, retirement plan administration, and a registered investment
Robert Heerdt also serves as portfolio manager and trustee of the other sixteen Funds in the Bw Fund Complex.

Non-interested Persons:

David G. Ennis, age 47 336 Cumberland Street Lebanon, PA 17042	Law practice, past 5 years David G. Ennis
David Ennis also serves as a trustee of the other sixteen Funds in the Bw Fund complex.

Thomas P. Hamel 336 Cumberland Street Lebanon, PA 17042	Retirement Plan Administration, past 5 years The Gwynedd Company
Thomas Hamel also serves as a trustee of the other sixteen Funds in the Bw Fund complex.

Responsibility of trustees:

The trustees are responsible to the shareholders for the management of the Fund. Their responsibilities include, but are not limited to:
  Ascertaining that the investment objective is being pursued and that the strategy is being followed;

  Nominating trustees for ratification by the shareholders at the annual meeting. Shareholders will be advised at the annual meeting of their right to submit nominations to the trustees.

  Nominating a public auditor for ratification at the annual meeting and review of the audit with the auditor;

  Employment of the registered investment adviser, including contracted duties and compensation;

  Calling regular annual meetings and special meetings of the shareholders.

Trustees will not normally beneficially own equity securities of the fund, since shares may only be issued to trustees of qualified retirement plans. A Fund trustee who is also a participant in a retirement plan, may have Fund shares in his/her retirement account.

Robert Heerdt had an account balance, as a plan participant, at December 31, 2006, over $100,000 in investment companies within the same complex or family of funds as the Fund.

Compensation:

The Fund has no officers or employees. The expense of operating the Fund, including all human resources and capital resources are provided and paid by the investment adviser.

Code of Ethics:

The investment adviser and Fund have adopted a code of ethics under rule 17j-1 of the Investment Company Act of 1940. These codes permit personnel to invest in securities that may be held by the Fund. The code governs the timing of, and disclosure of purchases.

Proxy Voting Policies:

The Funds current policy on proxy voting relating to portfolio securities includes:
  For board nominees;

  For ratification of appointment of Auditor;

  For ecologically responsible management of resources;

  For restraints on executive compensation, including option grants; and

  For full disclosure where issues are deemed material.

Item 13. Control Persons and Principal Holders of Securities

Control Persons: There are no persons who control the Fund by means of beneficial ownership of securities. Control is asserted by BenefitWorks, the originator of the Fund as a service to their retirement administration clients.

Principal Holders: There are no persons known to own beneficially 5% or more of the Fund's outstanding shares.

Less than 1% of outstanding shares are owned by all officers and trustees as a group.

Item 14. Investment Advisory and Other Services

The Investment Adviser is BENEFITWORKS, Inc., of Lebanon, Pennsylvania.

The adviser is a Pennsylvania corporation controlled by:

Brooks N. Trefsfar, President	45% of common stock;
Robert J. Heerdt, VP Investments	45% of common stock; and
Susan L. Baum	10% of common stock.

Robert J. Heerdt is the portfolio manager of the Fund.

The advisory fee is calculated based on the total assets of the fund. It is not anticipated that there will be any credits reducing the advisory fee or any expenses limitation provisions.

The fund does not use the services of an underwriter. Shares are only distributed by the fund to the trust accounts of sponsors of I.R.S. qualified retirement plans.

The services provided by the investment adviser are outlined in the Advisory Agreement attached as an exhibit to this SAI.

The investment adviser will pay out of the fee all expenses incurred by the trust except security transaction expenses. Such expenses include all compensation, facilities, printing, postage, investment newsletter subscriptions, audit, and the cost of filings required under state and federal laws.

Standard & Poor's advises the fund through a uniform publication provided to all subscribers.

Item 15. Portfolio Managers

Robert J. Heerdt, the portfolio manager, is also primarily responsible for the day-to-day management of the other sixteen funds within the Bw fund family or complex.

The total assets of the funds within the Bw fund family is $33,750,000.

There are no advisory fees based on fund performance. All compensation to the portfolio manager is based on a fixed salary, unrelated to portfolio performance. As a shareholder in the adviser, BENEFITWORKS, Inc., dividend income is related to the firm's overall profitability, including profit from activities not related to investment advisory services.

The investment adviser is not a shareholder of the fund.

Item 16. Brokerage Allocation and Other Practices

The fund does not pay commissions, markups or any other fees for selling shares of the fund.

Item 17. Capital Stock and Other Securities

There is no capital stock or other securities.

Item 18. Purchase, Redemption, and Pricing of Securitires

Shares may only be purchased by I.R.S. qualified retirement plan trustees on behalf of plan participants, and are redeemed by the trustees for participants upon the events qualifying for distribution within the sponsor's plan, such as termination of employment, retirement, participant directed loans, hardship withdrawals, in-service withdrawals, and redirection of balances to another investment choice.

The share price on October 1, 2007, and the daily share price thereafter is NAV of each outstanding unit or share. It is calculated daily by dividing the total assets of the fund as of the closing of the NYSE (4 P.M.) by the number of outstanding shares. The resulting NAV is the price applicable to any purchases or redemptions received prior to the opening of the market (9:30 A.M.).

Item 19. Taxation of the Fund

The Fund is exempt from federal taxation under Subsection M, 501(c)(2) of the Code.

Item 20. Underwriters

The Fund does not employ a principal underwriter.

Item 21. Calculation of Performance Data

Not Applicable. Fund inception date October 1, 2007.

Item 22. Financial Data

Not Applicable. Fund inception date October 1, 2007.

Item 23. Exhibits

The following are included as exhibits:
  Declaration of Trust
  Investment Advisory Contract
  Memorandum of Understanding
  Code of Ethics

Item 24. Controlled Persons

None

Item 25. Indemnification

Trustees are insured, protecting them against the financial risks of their trusteeship, except where a trustee knowingly participates in or conceals a fiduciary breach of another co-trustee or, having knowledge of such breach, does not make reasonable efforts under the circumstances to remedy such breach, or enables a co-trustee to commit a breach by failure to carry out his own trustee responsibilities with reasonable care, prudence and diligence.

Item 26. Business and Other Connections of the Investment Adviser

BENEFITWORKS, the investment adviser, is an administrator of I.R.S. qualified retirement plans, a general employee benefits consulting firm, and a provider of investment advisory services to individuals.

Item 27. Principal Underwriters

None

Item 28. Location of Accounts and Records

Accounts and records are maintained by the Fund and by the investment adviser at their principle office, 336 Cumberland Street, Lebanon, PA 17042. Records are simultaneously maintained, for security purposes, at a site some distance from the principle office.

Item 29. Management Services

None

Item 30. Undertakings

The capital in the Fund on the first day of operation exceeded the minimum capital requirements for registration under the Investment Company Act of 1940. The capital was contributed by the Trefsgar & co. Retirement Trust (Sec. 103-12 IE Account).

SIGNATURES

Pursuant to the requirements of the Securities Act and the Investment Company Act, the Fund certifies that it meets all of the requirements for effectiveness of this registration statement under rule 485(b) under the Securities Act and has duly caused this registration statement to be signed on its behalf by the undersigned, duly authorized, in the City of Lebanon, and Commonwealth of Pennsylvania on the 12th day January, 2008.

Bw Total Return Fund By Robert J. Heerdt, trustee

Pursuant to the requirements of the Securities Act, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

    Robert J. Heerdt             trustee             January 28,2008
    (Signature)                     (Title)                 (Date)